Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee approves the number and types of restricted stock units to award to executive officers as part of their annual compensation. Although the Compensation Committee does not have a formal policy regarding the timing of equity grants, the award date for annual equity grants to executive officers is a date in March set by the Compensation Committee. The timing of any non-routine equity grants to executive officers, including new hires and entry into new employment agreements, may be tied to the event giving rise to the award. As a result, we do not time the disclosure of material non-public information for the purpose of affecting the value or exercise price of our equity awards, including stock options.

Under Item 402(x)(2) of Regulation S-K, companies are required to provide a tabular disclosure on a grant-by-grant basis of each option awarded to the named executive officers within the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or a Form 8-K that discloses material non-public information, and ending one business day after such filing. None of the 2024 equity awards to our executive officers were made within any of these windows.

Award Timing Method	Although the Compensation Committee does not have a formal policy regarding the timing of equity grants, the award date for annual equity grants to executive officers is a date in March set by the Compensation Committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Compensation Committee approves the number and types of restricted stock units to award to executive officers as part of their annual compensation. Although the Compensation Committee does not have a formal policy regarding the timing of equity grants, the award date for annual equity grants to executive officers is a date in March set by the Compensation Committee. The timing of any non-routine equity grants to executive officers, including new hires and entry into new employment agreements, may be tied to the event giving rise to the award. As a result, we do not time the disclosure of material non-public information for the purpose of affecting the value or exercise price of our equity awards, including stock options.

Under Item 402(x)(2) of Regulation S-K, companies are required to provide a tabular disclosure on a grant-by-grant basis of each option awarded to the named executive officers within the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or a Form 8-K that discloses material non-public information, and ending one business day after such filing. None of the 2024 equity awards to our executive officers were made within any of these windows.

MNPI Disclosure Timed for Compensation Value	false